N-4	Jun. 18, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Equitable America Variable Account No.70A
Entity Central Index Key	0001822818
Entity Investment Company Type	N-4
Document Period End Date	Jun. 18, 2026
Amendment Flag	false
C000223240 [Member]
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
Under the Guaranteed minimum income benefit, we will apply an initial Annual Roll-up rate
and an
initial Deferral Roll-up rate
during the first seven years of your contract, beginning on the date your contract is issued. For more information, see “Annual Roll-up rate” and “Deferral Roll-up rate” in the “Benefits available under the contract” section of the Prospectus. The effective date of the following rates is
July 6, 2026
(the “Rate effective date”) until superseded as described below.

Initial Annual Roll-up rate: 7.0% — See the “Important note for owners age 49 or younger” below.

Initial Deferral
Roll-up
rate: 7.0%
—
See the “Important note for owners age 49 or younger” below.

Guaranteed Roll-up floor: 7.0%

Funding Age for GMIB: 50

If the contract is jointly owned, the GMIB can only be elected and funded if both owners are ages 50 through 80 (ages
50-70
for Series CP
®
).

Important note for owners age 49 or younger:
 Funding of the Guaranteed minimum income benefit and any guaranteed minimum death benefit you elect if you also have the Guaranteed minimum income benefit is only permitted starting at age 50. If you are between the ages of 43 and 49 at the time your contract is issued, the initial Roll-up rates specified in this Supplement will only apply after you attain age 50 for the amount of time then remaining in your first seven contract years. If you are age 42 or younger at the time your contract is issued, the initial Roll-up rates will never apply to your contract, as illustrated in the following chart:

Age at time of contract purchase	Contract years for which the initial Roll-up rates will apply (1)
50 or older	Full first 7 contract years
49	Portion of 1 st contract year plus contract years 2-7
48	Portion of 2 nd contract year plus contract years 3-7
47	Portion of 3 rd contract year plus contract years 4-7
46	Portion of 4 th contract year plus contract years 5-7
45	Portion of 5 th contract year plus contract years 6-7
44	Portion of 6 th contract year plus contract year 7
43	Portion of contract year 7
42 or younger	Never

(1)
For contract owners age 49 or younger at time of contract purchase, your birthday will determine the size of the portion of the contract year during which the Initial
Roll-up
rates apply. For example, if you signed your contract at age 46 on March 1 and your birthdate is April 1, the Initial
Roll-up
rates will apply for eleven months of your fourth contract year, starting on April 1 of that year.

IM-03-19 (06/26)	Cat. #159939 (06/26)
RC 19/NB	#107563
GMIB
Annuity Purchase Factors
are applied to determine your periodic Lifetime GMIB payments under the GMIB. The GMIB annuity purchase factors are:

GMIB Exercise Age		Single Life (%)	Joint Life (%) (1)	GMIB Exercise Age		Single Life (%)	Joint Life (%) (1)
60	(2)	2.790	2.232	78	(3)	4.090	3.272
61		2.840	2.272	79	(3)	4.200	3.360
62		2.890	2.312	80	(3)	4.315	3.452
63		2.940	2.352	81	(3)	4.440	3.552
64		3.000	2.400	82	(3)	4.570	3.656
65		3.050	2.440	83	(3)	4.705	3.764
66		3.110	2.488	84	(3)	4.845	3.876
67		3.175	2.540	85		5.000	4.000
68		3.235	2.588	86	(4)	5.155	4.124
69		3.305	2.644	87	(4)	5.320	4.256
70	(3)	3.375	2.700	88	(4)	5.490	4.392
71	(3)	3.450	2.760	89	(4)	5.675	4.540
72	(3)	3.530	2.824	90	(4)	5.860	4.688
73	(3)	3.610	2.888	91	(4)	6.055	4.844
74	(3)	3.700	2.960	92	(4)	6.260	5.008
75	(3)	3.790	3.032	93	(4)	6.475	5.180
76	(3)	3.885	3.108	94	(4)	6.695	5.356
77	(3)	3.985	3.188	95	(4)	6.925	5.540
(1)	Based on age of younger joint owner.
(2)	Exercise of the GMIB is not permitted prior to age 60, except under the circumstances described in “Exercise of the GMIB in the event of a GMIB fee increase” in the “Charges and expenses” section.
(3)	The GMIB annuity purchase factor floor specified below is greater for these ages and, therefore, will apply.
(4)	If a surviving spouse is age 86 or older as of the Owner’s date of death and exercise the GMIB within one year of the Owner’s death, the joint life annuity payout option will apply.

GMIB Annuity Purchase Factor Floor (
o
nly applicable to contracts issued with applications signed on or after
February 23, 2026
):

GMIB Exercise Ages 60 – 69:
Single Life:
no floor
Joint Life
(1)
:
no floor

(1)	Based on age of younger joint owner.

Lifetime GMIB payments are calculated by applying your GMIB benefit base (less any applicable withdrawal charge remaining) to the guaranteed GMIB annuity purchase factors specified above.

GMIB Exercise Ages 70 – 95
(*)
:
Single Life:
5.00%
Joint Life
(1)
:
4.00%

(1)	Based on age of younger joint owner.
(*)	The GMIB annuity purchase factor floor is greater than the GMIB annuity purchase factors specified above for ages 70-84 and, therefore, will apply.

Lifetime GMIB payments are calculated by applying your GMIB benefit base (less any applicable withdrawal charge remaining) to the greater of
(1) the guaranteed GMIB annuity purchase factors specified above, or (2) the GMIB annuity purchase factor floor specified above.

2
GMIB current Charge (as a percentage of the GMIB benefit base): 1.40%

GMDB current Charges (as a percentage of the benefit base) and issue ages:

Guaranteed Minimum Death Benefit	Current Charge and Issue Ages
RMD Wealth Guard death benefit	Age Band on Contract Date 20-64: 0.60% Age Band on Contract Date 65-73: 1.25%
Highest Anniversary Value death benefit	Series B Age Band on Contract Date 0-75: 0.35% Series CP ® Age Band on Contract Date 0-70: 0.35%

The rates, funding age, GMIB annuity purchase factors, GMIB annuity purchase factor floor rate and age, and charges in this Supplement can be superseded.
 The rate effective date of a subsequent Rate Sheet Supplement will be at least 10 days after it is filed.

If you sign your application on or after the above rate effective date and we issue you a contract based on that application during the Rate lock-in period (generally 75 days after the application is signed) and then (1) a subsequent Rate Sheet Supplement with one or more terms more
favorable than the current Rate Sheet Supplement becomes effective and remains effective through your contract issue date,
and
(2) none of the terms on the subsequent Rate Sheet Supplement are less
favorable than the current Rate Sheet Supplement, then we will change your terms to match all of the terms on the subsequent Rate Sheet Supplement.
Please note
: If the GMIB annuity purchase factor floor rate is lower and/or the GMIB annuity purchase factor floor GMIB exercise age range starts at a higher age on the subsequent Rate Sheet Supplement, we consider those terms less favorable than the terms on the current Rate Sheet Supplement and, accordingly, will not change your terms to match any of the terms on the subsequent Rate Sheet Supplement.

If we issue you a contract based on that application after the Rate lock-in
period ends (generally 75 days after the application is signed), the initial Annual
Roll-up
or Deferral rate, guaranteed
Roll-up
floor, GMIB funding age, GMIB annuity purchase factors, GMIB annuity purchase factor floor rate and age, and/or GMIB and GMDB charge(s) applicable to your contract will be those in effect on the date your contract is issued based on the Rate Sheet Supplement then in effect. The terms in that supplement could be less favorable than those in this supplement.

See “Rate lock-in period” in the “Benefits available under the contract” section of the Prospectus. The Rate lock-in period may vary in some states. See Appendix “State contract availability and/or variations of certain features and benefits” in the Prospectus.

For information about the GMIB and GMDB rider fees, the GMIB funding age, initial Annual
Roll-up
rate, initial Deferral
Roll-up
rate, GMIB annuity purchase factors, GMIB annuity purchase factor floor rate and age, and guaranteed
Roll-up
floor applicable to you, please contact the customer service group toll-free at
1-800-789-7771.
You can also visit www.equitable.com to view the current rates. Historical initial Annual Roll-up rates, initial Deferral
Roll-up
rates, guaranteed
Roll-up
floors, GMIB funding ages, GMIB annuity purchase factors, GMIB annuity purchase factor floor rate and age, and current historical GMIB and GMDB rider fees for contracts issued before the date of this supplement may be found in Appendix “Historical Rate Sheet Supplement Information” to the Prospectus, as well as on the U.S. Securities and Exchange Commission’s website (www.sec.gov) by searching for File
Nos. 333-248907
(Series 19 EFLOA) or
333-229766
(Series 19 EFLIC).